Related party transactions - Transactions with Associates, Joint Ventures and Other Related Parties (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Associates
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 6	$ 6
Amounts payable to TCCC	2	9
Joint ventures
Disclosure of transactions between related parties [line items]
Amounts payable to TCCC	7	0
Other related parties
Disclosure of transactions between related parties [line items]
Amounts payable to TCCC	$ 10	$ 10